Summary Prospectus – April 29, 2024
JNL/ClearBridge Large Cap Growth Fund
Class A
Class I
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at https://www.jackson.com/fund-literature.html. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 29, 2024, as amended, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Fund is to seek long-term capital growth.
Expenses.  This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.48%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.94%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.48%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses	0.64%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
JNL/ClearBridge Large Cap Growth Fund Class A
1 year	3 years	5 years	10 years
$96	$300	$520	$1,155

JNL/ClearBridge Large Cap Growth Fund Class I
1 year	3 years	5 years	10 years
$65	$205	$357	$798

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.
Period
1/1/2023 - 12/31/2023	12%

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities or other equity investments with similar economic characteristics of U.S. companies with large market capitalizations. Large-capitalization companies are those companies with market capitalizations similar to companies in the Russell® 1000 Index (the “Index”). The size of the companies in the Index changes with market conditions and the composition of the Index. As of December 31, 2023, the largest market capitalization of a company in the Index was approximately $2.994 trillion and the median market capitalization of a company in the Index was approximately $13.838 billion.
The core holdings of the Fund are large-capitalization companies that ClearBridge Investments, LLC (“ClearBridge” or “Sub-Adviser”) believes to be dominant in their industries due to product, distribution or service strength. ClearBridge emphasizes individual security selection while diversifying the Fund’s investments across industries, which may help to reduce risk. ClearBridge attempts to identify established large-capitalization companies with the highest growth potential. ClearBridge then analyzes each company in detail, ranking its management, strategy and competitive market position. Finally, ClearBridge attempts to identify the best values available among the growth companies identified. ClearBridge may sell a security if it no longer meets the Fund’s investment criteria or for other reasons, including to meet redemptions or to redeploy assets to better investment opportunities.
The Fund uses a focused approach of investing in a smaller number of issuers than the Index, which may result in significant exposure to certain industries or sectors, such as the information technology and internet technology services.
The Fund may invest up to 20% of its net assets in equity securities of foreign issuers, either directly or through depositary receipts. Equity securities of foreign issuers may include foreign companies that were originally domiciled in the U.S., companies with a dominate product and global footprint and/or companies that have business models similar to those of large cap U.S. companies but which provide diversification to the Fund.
Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:
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Equity securities risk – Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities.  The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased or held by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

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Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

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Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.

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Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks.  Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

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Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.  A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

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Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

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Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.  The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

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Information technology sector risk – Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

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Managed portfolio risk – As an actively managed portfolio, the Fund's portfolio manager(s) make decisions to buy and sell holdings in the Fund's portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser's investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.
Effective April 29, 2024, the Morningstar® US Target Market Exposure Index℠ replaced the Morningstar® US Large-Mid Cap Broad Growth Index℠ as the Fund’s broad-based securities market index in accordance with new regulatory disclosure requirements. The Morningstar® US Large-Mid Cap Broad Growth Index℠ is included as an additional index for the Fund because the Adviser believes it more closely reflects the market segments in which the Fund invests.
Annual Total Returns as of December 31

Class A
Best Quarter (ended 6/30/2020): 25.93%; Worst Quarter (ended 6/30/2022): -22.71%

Annual Total Returns as of December 31

Class I
Best Quarter (ended 6/30/2020): 25.90%; Worst Quarter (ended 6/30/2022): -22.66%

Average Annual Total Returns as of 12/31/2023
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/ClearBridge Large Cap Growth Fund (Class A)	44.55%	15.23%	13.40%
Morningstar US Target Market Exposure Index (reflects no deduction for fees, expenses, or taxes)	27.18%	15.64%	12.75%
Morningstar US Large-Mid Cap Broad Growth Index (reflects no deduction for fees, expenses, or taxes)	40.25%	17.53%	14.79%

Average Annual Total Returns as of 12/31/2023
	1 year	5 year	Life of Class (September 25, 2017)
JNL/ClearBridge Large Cap Growth Fund (Class I)	45.05%	15.57%	13.74%
Morningstar US Target Market Exposure Index (reflects no deduction for fees, expenses, or taxes)	27.18%	15.64%	12.75%
Morningstar US Large-Mid Cap Broad Growth Index (reflects no deduction for fees, expenses, or taxes)	40.25%	17.53%	14.79%

Portfolio Management.
Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)
Sub-Adviser:
ClearBridge Investments, LLC ("ClearBridge")
Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Peter Bourbeau	September 2017	Portfolio Manager, ClearBridge
Margaret Vitrano	September 2017	Portfolio Manager, ClearBridge

Purchase and Redemption of Fund Shares
Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.
This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.
Tax Information
The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.  You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.
Payments to Broker-Dealers and Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.